Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade payables
Third parties	$ 294,255	$ 231,661
Total trade payables	295,028	232,115
Other payables
Dividends payable	261	567	$ 639	$ 567
Other payables, total	85,292	66,891
Classification by maturity:
Trade and other current payables	367,204	293,621
Trade and other non-current payables	13,116	5,385
Total trade and other payables	380,320	299,006
Sociedad Minera Cerro Verde S.A.A.
Classification by maturity:
Total trade and other payables	38,800	25,900
Financial payables [Member]
Classification by maturity:
Total trade and other payables	358,789	288,570
Related entities [Member]
Trade payables
Related entities	773	454
Other payables
Other payables, total	251	14
Non financial payables [Member]
Classification by maturity:
Total trade and other payables	21,531	10,436
Dividends payable [Member]
Other payables
Other payables, total	261	567
Other liabilities [Member]
Other payables
Other payables, total	359	2,656
Interest payable [Member]
Other payables
Other payables, total	13,915	14,601
Taxes Payable [Member]
Other payables
Other payables, total	16,256	6,833
Royalties Payable to the Peruvian State Government [Member]
Other payables
Other payables, total	5,275	3,603
Remuneration and similar benefits payable [Member]
Other payables
Other payables, total	$ 48,975	$ 38,617